UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   ----------

                                   FORM N-CSRS

                                   ----------

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  INVESTMENT COMPANY ACT FILE NUMBER 811-06400

                         THE ADVISORS' INNER CIRCLE FUND
               (Exact name of registrant as specified in charter)

                                   ----------

                               101 Federal Street
                                Boston, MA 02110
               (Address of principal executive offices) (Zip code)

                                 SEI Corporation
                            One Freedom Valley Drive
                                 Oaks, PA 19456
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: (877) 446-3863

                    DATE OF FISCAL YEAR END: OCTOBER 31, 2010

                    DATE OF REPORTING PERIOD: APRIL 30, 2010

ITEM 1. REPORTS TO STOCKHOLDERS.

                                 FMC SELECT FUND

                               SEMI-ANNUAL REPORT
                                 APRIL 30, 2010
                                   (UNAUDITED)

ADVISED BY:
FIRST MANHATTAN CO.

                                 FMC SELECT FUND
                                 P.O. Box 219009
                           Kansas City, MO 64121-9009

                                    ADVISER:
                               FIRST MANHATTAN CO.
                               437 Madison Avenue
                               New York, NY 10022

                                  DISTRIBUTOR:
                        SEI INVESTMENTS DISTRIBUTION CO.
                                 Oaks, PA 19456

                                 ADMINISTRATOR:
                      SEI INVESTMENTS GLOBAL FUNDS SERVICES
                                 Oaks, PA 19456

                                 LEGAL COUNSEL:
                           MORGAN, LEWIS & BOCKIUS LLP
                          1111 Pennsylvania Ave., N.W.
                              Washington, DC 20036

This information must be preceded or accompanied by a current prospectus. Investors should read the prospectus carefully before investing.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on Form N-Q within sixty days after the end of the period. The Fund's Forms N-Q (Quarterly Schedule of Portfolio Holdings) are available on the SEC's website at http://www.sec.gov, and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities, as well as information relating to how a Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available without charge, upon request, by calling 1-877-FMC-4099 (1-877-362-4099); information on voted proxies is also available on the SEC's website on Form N-PX at http://www.sec.gov.

FMC-SA-002-0900

MANAGER'S DISCUSSION OF FUND PERFORMANCE

Dear Shareholder:

REVIEW OF THE SIX MONTHS ENDED APRIL 30, 2010

The FMC Select Fund (the "Fund") had a total return of 13.47% for the six months ended April 30, 2010. For that period, the Fund underperformed its benchmark, the S&P 500 Index, which had a total return of 15.66%, and underperformed its peer group, the Morningstar Large Blend Fund Category, which had a total return of 14.87%. As of April 30, 2010, 91% of the Fund's assets were invested in equities. The Fund's bias towards businesses with less cyclicality than the overall market, coupled with its position in cash and shorter-duration fixed income instruments, contributed to the underperformance during this robust period.

For a longer term view, from inception almost 15 years ago (May 8, 1995) through April 30, 2010, the Fund had a total return of 289.46% (9.84% annualized). This compares favorably with the 170.86% total return (7.11% annualized) for our benchmark (the S&P 500 Index since July 1, 2007, and an 80% weighting of the S&P 500 Index and a 20% weighting of the Merrill Lynch Corporate & Government Index of one to ten year maturities from inception through June 30, 2007), and the 147.08% total return (6.44% annualized) for our peer group (the Morningstar Large Blend Fund Category since July 1, 2007 and the Lipper Mixed-Asset Target Fund Universe from inception through June 30, 2007*).

Turning to the overall portfolio, as value investors we examine many measurements to determine the value of businesses. "Earnings yield," which measures how much net income a business generates relative to its price, is one of our preferred measurements. We find it useful to compare this measurement to both the earnings yield available on the S&P Industrials Index and the yield available from the 30-year US Treasury. As of April 30, 2010, the portfolio had an earnings yield of 6.5%, approximating the 6.7% earnings yield of the S&P Industrials Index. The portfolio's earnings yield was above the 4.5% yield available on the 30-year US Treasury. However, while the interest coupon paid on the 30-year US Treasury will not grow, the portfolio's earnings are estimated to increase by 76% over the next five years, which would increase the earnings yield at that time to 11.4% based on current prices.

The table below compares a weighted average of key measures of the equity portion of the Fund with the S&P Industrials Index. It shows that the Fund is invested in profitable businesses with above-average fundamentals that are selling at attractive valuations compared to the S&P Industrials Index.

                                   FMC SELECT FUND   S&P INDUSTRIALS INDEX
                                   ---------------   ---------------------
QUALITY
Return-on-Equity (ROE) [1]                  21%                  19%
Period Needed to Retire
   Debt from Free Cash Flow [2]        2 Years              5 Years
Estimated Annual EPS Growth
   for 2010-2015                            12%                   8%
VALUATION
   2010 Estimated Price/Earnings         15.4X                15.0X

* The Lipper Mixed-Asset Target Fund Universe provides performance information only from month end; in this instance, performance is reflected from April 30, 1995.

[1] ROE is based on net income for the trailing four quarters ended 3/31/10 and the average shareholders' equity over that period. ROE provides insight into both the quality of the business and the quality of management in its use of the shareholders' resources. Given the portfolio's heavy skewing towards businesses with franchises we think are significantly less dependent on the business cycle than those in the S&P Industrials Index, we believe that the portfolio's "ROE advantage" relative to the S&P would expand in a recession.

[2] Free cash flow is defined for this purpose as net income plus depreciation and amortization minus capital expenditures. We have intentionally omitted dividends from this calculation to separate dividend policy, a financial decision, from the enterprises' underlying economics, i.e., the cash generated from operations. We believe that careful analysis of both working capital and free cash flow is often more valuable than reported net income in evaluating the fundamentals of a business.

ANNOUNCEMENT OF NEW PORTFOLIO MANAGERS

Effective May 1, 2010, Timothy Muccia and Andrew Freedberg, each of whom is a Senior Managing Director of First Manhattan Co., have assumed the portfolio management responsibilities for the Fund. Tim joined First Manhattan Co. in 1999 and Andrew joined in 2000. Their introductory comments are included below.

INTRODUCTORY COMMENTS OF THE NEW PORTFOLIO MANAGERS

WE ARE HONORED AND EXCITED TO HAVE THE OPPORTUNITY TO MANAGE THE FUND. WE UNDERSTAND THE RESPONSIBILITY THAT COMES WITH THIS UNDERTAKING. MANY OF OUR CLIENTS ARE SHAREHOLDERS IN THE FUND, AND WE APPRECIATE THE FIRM'S SUBSTANTIAL COMMITMENT OF TIME AND RESOURCES TO THE FUND.

WE WOULD BE REMISS IF WE DID NOT THANK BERNIE GROVEMAN FOR STARTING, CO-MANAGING AND, SUBSEQUENTLY, SOLE MANAGING THE FUND, WHICH HAS GROWN TO CLOSE TO $200 MILLION UNDER HIS MANAGEMENT. BERNIE'S WORK ETHIC, RIGOROUS STOCK SELECTION PROCESS AND GENERAL HONESTY AND INTEGRITY PROVIDE A MODEL FOR THE MANNER IN WHICH WE INTEND TO MANAGE THE FUND GOING FORWARD. DURING THE NEARLY 15 YEARS BERNIE SERVED AS A PORTFOLIO MANAGER OF THE FUND, ON A CUMULATIVE BASIS, THE FUND SIGNIFICANTLY OUTPERFORMED BOTH ITS RELEVANT BENCHMARK AND THE S&P 500 INDEX. WE HOPE TO CONTINUE HIS LEGACY OF GENERATING ABOVE-AVERAGE RETURNS WHILE LIMITING RISK.

CONSISTENT WITH THE FIRM'S INVESTMENT PHILOSOPHY, WE WILL FOCUS ON INVESTING IN HIGH-QUALITY BUSINESSES THAT GENERATE ATTRACTIVE RETURNS, HAVE
SHAREHOLDER-ORIENTED MANAGEMENTS, OPERATE IN INDUSTRIES WITH HIGH BARRIERS TO ENTRY AND ARE AVAILABLE AT REASONABLE PRICES.

We continue to work hard analyzing the Fund's existing and prospective investments. Thank you for your continued confidence. Sincerely yours,

Sincerely yours,


/s/ Andrew Freedberg        /s/ Bernard Groveman       /s/ Timothy Muccia

Andrew Freedberg            Bernard Groveman          Timothy Muccia

THE INFORMATION PROVIDED HEREIN REPRESENTS THE OPINION OF THE MANAGER AT A SPECIFIC POINT IN TIME AND IS NOT INTENDED TO BE A FORECAST OF FUTURE EVENTS, A GUARANTEE OF FUTURE RESULTS OR INVESTMENT ADVICE.

        COMPARISON OF CHANGE IN THE VALUE OF A $10,000 INVESTMENT IN THE
               FMC SELECT FUND VERSUS THE S&P 500 COMPOSITE INDEX,
       THE BOFA MERRILL LYNCH 1-10 YEAR CORPORATE/GOVERNMENT BOND INDEX,
          AND AN 80/20 BLEND OF THE REFERENCED S&P AND MERRILL INDICES.

                         AVERAGE ANNUAL TOTAL RETURN(1)
                      FOR THE PERIODS ENDED APRIL 30, 2010:

Six Month   1 Year   3 Year   5 Year   10 Year
Return      Return   Return   Return    Return
---------   ------   ------   ------   -------
13.47%      31.78%   (5.52%)   0.40%    5.03%

                              (PERFORMANCE GRAPH)

                                                   80/20 HYBRID OF THE
                                                FOLLOWING THROUGH 6/30/07,
                             FMC SELECT FUND     100% S&P 500 FORWARD(4)
                             ---------------    --------------------------
        10/31/1999                $10,000                $10,000
        10/31/2000                $11,189                $10,636
        10/31/2001                $12,009                 $8,722
        10/31/2002                $12,154                 $7,776
        10/31/2003                $14,195                 $9,156
        10/31/2004                $15,407                 $9,925
        10/31/2005                $16,377                $10,627
        10/31/2006                $18,233                $12,109
        10/31/2007                $20,311                $13,656
        10/31/2008                $13,824                 $8,727
        10/31/2009                $14,779                 $9,582
         4/30/2010                $16,770                $11,083


                              (PERFORMANCE GRAPH)

                                                             BOFA MERRILL LYNCH
                                                               1-10 YEAR CORP/
                    FMC SELECT FUND       S&P 500 INDEX(2)     GOV'T INDEX(3)
                    ---------------       ----------------   -------------------
10/31/1999              $10,000              $10,000              $10,000
10/31/2000              $11,189              $10,609              $10,652
10/31/2001              $12,009               $7,967              $12,169
10/31/2002              $12,154               $6,764              $12,892
10/31/2003              $14,195               $8,170              $13,560
10/31/2004              $15,407               $8,940              $14,131
10/31/2005              $16,377               $9,719              $14,183
10/31/2006              $18,233              $11,307              $14,844
10/31/2007              $20,311              $12,953              $15,677
10/31/2008              $13,824               $8,278              $15,736
10/31/2009              $14,779               $9,089              $17,666
 4/30/2010              $16,770              $10,513              $18,079

(1) The data quoted herein represents past performance; past performance does not guarantee future results. The return and value of an investment in the Fund will fluctuate so that, when redeemed, the investment may be worth less than its original cost. The Fund performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike a fund's returns, do not include any fees or expenses. If such fees and expenses were included in the index returns, the performance of the index would have been lower. Please note that one cannot invest directly in an unmanaged index. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Fee waivers were applied during earlier periods; if they had not been in effect, performance would have been lower. For performance data current to the most recent month end, please call 1-877-FMC-4099 (1-877-362-4099).

(2) The S&P 500 Composite Index is an unmanaged capitalization-weighted index of 500 stocks designed to measure performance of the stock market through changes in the aggregate market value of 500 stocks representing all major industries.

(3) The BofA Merrill Lynch 1-10 Year Corporate/Government Bond Index is an index that tracks the performance of U.S. dollar-denominated investment grade Government and Corporate public debt issued in the U.S. domestic bond market which have greater than 1 year and less than 10 years to maturity, excluding collateralized products such as Mortgage Pass-Through and Asset-Backed securities.

(4) Effective July 1, 2007, the graph represents 100% of the S&P 500 Index. Prior to July 1, 2007, the graph represented an 80/20 blend of the S&P 500 and Merrill Lynch indices.

                            PORTFOLIO COMPOSITION(5)

                                   (PIE CHART)

Commercial Mortgage Obligation                0.4%
Banks                                         0.3%
U.S. Government Mortgage-Backed Obligation    0.0%
Miscellaneous Consumer                       12.9%
Retail                                       12.1%
Media                                        11.2%
Health Care                                   9.9%
Miscellaneous                                 9.6%
Food                                          7.2%
Technology                                    6.9%
Financial Services                            6.8%
Energy                                        6.1%
Services                                      5.9%
Real Estate                                   3.0%
Industrials                                   2.9%
Corporate Obligations                         2.1%
Cash Equivalent                               1.8%
Residential Mortgage Obligations              0.9%

(5) Portfolio composition percentages are based upon the total investments of the Fund.

SCHEDULE OF INVESTMENTS                                          FMC SELECT FUND

April 30, 2010                                                       (Unaudited)

                                                                          Value
                                                            Shares        (000)
                                                         ------------   --------
COMMON STOCK (90.4%)
BANKS (0.3%)
   TF Financial ......................................         32,000   $    608
                                                                        --------
ENERGY (5.8%)
   ENSCO International ...............................        164,200      7,747
   Range Resources ...................................         78,000      3,725
                                                                        --------
                                                                          11,472
                                                                        --------
FINANCIAL SERVICES (6.4%)
   Chubb .............................................        113,000      5,974
   Leucadia National* ................................        262,410      6,642
                                                                        --------
                                                                          12,616
                                                                        --------
FOOD (6.9%)
   Kellogg ...........................................        113,000      6,208
   Nestle ADR ........................................        150,000      7,335
                                                                        --------
                                                                          13,543
                                                                        --------
HEALTH CARE (9.4%)
   Abbott Laboratories ...............................         53,700      2,748
   Baxter International ..............................        124,000      5,855
   Johnson & Johnson .................................         86,100      5,536
   Teva Pharmaceutical Industries Ltd. ADR ...........         73,000      4,287
                                                                        --------
                                                                          18,426
                                                                        --------
INDUSTRIAL (2.8%)
   Dun & Bradstreet ..................................         70,634      5,437
                                                                        --------
MEDIA (10.7%)
   Harte-Hanks .......................................        259,450      3,736
   Omnicom Group .....................................        189,020      8,063
   Viacom, Cl B* .....................................        260,900      9,218
                                                                        --------
                                                                          21,017
                                                                        --------
MISCELLANEOUS (9.2%)
   3M ................................................         79,000      7,005
   Berkshire Hathaway, Cl A* .........................             41      4,728
   Berkshire Hathaway, Cl B* .........................         81,550      6,280
                                                                        --------
                                                                          18,013
                                                                        --------

    The accompanying notes are an integral part of the financial statements.

SCHEDULE OF INVESTMENTS                                          FMC SELECT FUND

April 30, 2010                                                       (Unaudited)

                                                         Shares/Face
                                                            Amount        Value
                                                             (000)        (000)
                                                         ------------   --------
MISCELLANEOUS CONSUMER (12.3%)
   Dorel Industries, Cl B ............................         69,000   $  2,460
   Kimberly-Clark ....................................         38,400      2,352
   Reckitt Benckiser Group(1) ........................        310,800     16,189
   Weight Watchers International .....................        119,250      3,169
                                                                        --------
                                                                          24,170
                                                                        --------
REAL ESTATE (2.8%)
   Brookfield Properties .............................        350,000      5,593
                                                                        --------
RETAIL (11.6%)
   Autozone* .........................................         42,300      7,826
   Buckle ............................................        157,993      5,716
   CVS/Caremark ......................................        247,500      9,140
                                                                        --------
                                                                          22,682
                                                                        --------
SERVICES (5.6%)
   Moody's ...........................................        214,000      5,290
   NYSE Euronext .....................................        172,500      5,629
                                                                        --------
                                                                          10,919
                                                                        --------
TECHNOLOGY (6.6%)
   Accenture, Cl A ...................................         60,000      2,618
   Amdocs Ltd.* ......................................        237,500      7,586
   Raytheon ..........................................         46,380      2,704
                                                                        --------
                                                                          12,908
                                                                        --------
TOTAL COMMON STOCK
   (Cost $130,281) ...................................                   177,404
                                                                        --------
CORPORATE OBLIGATIONS (2.0%)
   Blyth
      5.500%, 11/01/13 ...............................   $        950        855
   Ingersoll-Rand Global Holding Ltd.
      9.500%, 04/15/14 ...............................          2,575      3,157
                                                                        --------
TOTAL CORPORATE OBLIGATIONS
   (Cost $3,574) .....................................                     4,012
                                                                        --------

    The accompanying notes are an integral part of the financial statements.

SCHEDULE OF INVESTMENTS                                          FMC SELECT FUND

April 30, 2010                                                       (Unaudited)

                                                             Face
                                                            Amount        Value
                                                         (000)/Shares     (000)
                                                         ------------   --------
RESIDENTIAL MORTGAGE OBLIGATIONS (0.8%)
   Chase Mortgage Finance Corporation, Ser S1, Cl 1A18
      5.500%, 05/25/35 ...............................   $      1,124   $    823
   Countrywide Home Loan Mortgage Pass-Through Trust,
      Ser J9, Cl 2A6
      5.500%, 01/25/35 ...............................            454        410
   Credit Suisse First Boston Mortgage Securities,
      Ser CK1, Cl A3
      6.380%, 12/18/35 ...............................            326        331
   GSR Mortgage Loan Trust, Ser 6F, Cl A1
      3.000%, 09/25/32 ...............................             23         23
                                                                        --------
TOTAL RESIDENTIAL MORTGAGE OBLIGATIONS
   (Cost $1,974) .....................................                     1,587
                                                                        --------
COMMERCIAL MORTGAGE OBLIGATION (0.4%)
   Credit Suisse First Boston Mortgage Securities,
      Ser 1, Cl 3A1
      5.250%, 02/25/35 (Cost $988) ...................            987        788
                                                                        --------
U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATION (0.0%)
   Government National Mortgage Association, Ser 58,
      Cl VA
      5.500%, 10/16/13 (Cost $67) ....................             65         70
                                                                        --------
CASH EQUIVALENT (1.7%)
   Dreyfus Treasury Prime Cash Management Fund,
      0.001%(2)
      (Cost $3,254) ..................................      3,254,363      3,254
                                                                        --------
TOTAL INVESTMENTS - (95.3%)
   (Cost $140,138) ...................................                  $187,115
                                                                        ========

PERCENTAGES ARE BASED ON NET ASSETS OF $196,348 (000).

*    NON-INCOME PRODUCING SECURITY.

(1)  SECURITY IS TRADED ON A FOREIGN STOCK EXCHANGE.

(2)  THE RATE SHOWN IS THE 7-DAY EFFECTIVE YIELD AS OF APRIL 30, 2010.

ADR -- AMERICAN DEPOSITARY RECEIPT
CL -- CLASS
LTD. -- LIMITED
SER -- SERIES

    The accompanying notes are an integral part of the financial statements.

STATEMENT OF ASSETS AND LIABILITIES (000)                        FMC SELECT FUND

April 30, 2010                                                       (Unaudited)

Assets:
   Investments at Value (Cost $140,138) ..........................   $   187,115
   Receivable for Investment Securities Sold .....................         8,114
   Receivable for Capital Shares Sold ............................           779
   Dividend and Interest Receivable ..............................           534
   Cash ..........................................................           186
   Other Assets ..................................................            45
                                                                     -----------
      Total Assets ...............................................       196,773
                                                                     -----------
Liabilities:
   Payable for Capital Shares Redeemed ...........................           235
   Payable to Investment Advisor .................................           131
   Payable to Administrator ......................................            19
   Payable to Trustees and Officers ..............................             3
   Other Accrued Expenses ........................................            37
                                                                     -----------
      Total Liabilities ..........................................           425
                                                                     -----------
   Net Assets ....................................................   $   196,348
                                                                     ===========
Net Assets Consist of:
   Paid-in Capital ...............................................   $   165,049
   Undistributed Net Investment Income ...........................           488
   Accumulated Net Realized Loss on Investments ..................       (16,163)
   Net Unrealized Appreciation on Investments ....................        46,977
   Net Unrealized Depreciation on Foreign Currency Transactions ..            (3)
                                                                     -----------
   Net Assets ....................................................   $   196,348
                                                                     ===========
   Outstanding Shares of Beneficial Interest (unlimited
      authorization -- no par value) .............................    10,240,654(1)
                                                                     -----------
   Net Asset Value, Offering and Redemption Price Per Share ......   $     19.17
                                                                     ===========

(1)  Shares have not been rounded.

    The accompanying notes are an integral part of the financial statements.

STATEMENT OF OPERATIONS (000)                                    FMC SELECT FUND

For the Six Month Period Ended April 30, 2010                        (Unaudited)

Investment Income:
   Dividend Income (less foreign taxes withheld of $73) .................   $ 1,741
   Interest Income ......................................................       218
                                                                            -------
      Total Investment Income ...........................................     1,959
                                                                            -------
Expenses:
   Investment Advisory Fees .............................................       753
   Administration Fees ..................................................       112
   Trustees' and Officers' Fees .........................................         7
   Transfer Agent Fees ..................................................        27
   Professional Fees ....................................................        21
   Printing Fees ........................................................        13
   Registration and Filing Fees .........................................         9
   Custodian Fees .......................................................         6
   Other Expenses .......................................................        10
                                                                            -------
      Total Expenses ....................................................       958
                                                                            -------
      Net Investment Income .............................................     1,001
                                                                            -------
   Net Realized Gain on Investments .....................................     2,332
   Net Change in Unrealized Appreciation on Investments .................    20,539
   Net Change in Unrealized Depreciation on Foreign Currency
      Transactions ......................................................        (3)
                                                                            -------
      Net Realized and Unrealized Gain on Investments and
         Foreign Currency Transactions ..................................    22,868
                                                                            -------
   Net Increase in Net Assets Resulting From Operations .................   $23,869
                                                                            =======

    The accompanying notes are an integral part of the financial statements.

STATEMENT OF CHANGES IN NET ASSETS (000)                         FMC SELECT FUND

For the Six Month Period Ended April 30, 2010 (Unaudited) and the Year Ended October 31, 2009

                                                                     SIX MONTHS               YEAR
                                                                NOVEMBER 1, 2009 TO   NOVEMBER 1, 2008 TO
                                                                   APRIL 30, 2010       OCTOBER 31, 2009
                                                                -------------------   -------------------
Operations:
   Net Investment Income ....................................        $  1,001              $  1,728
   Net Realized Gain (Loss) on Investments ..................           2,332               (18,477)
   Net Realized Gain on
      Foreign Currency Transactions .........................              --                    11
   Net Change in Unrealized Appreciation on Investments and
      Foreign Currency Transactions .........................          20,536                25,312
                                                                     --------              --------
      Net Increase in Net Assets Resulting from Operations...          23,869                 8,574
                                                                     --------              --------
Dividends and Distributions:
   Net Investment Income ....................................            (513)               (1,740)
   Net Realized Gain ........................................              --                   (66)
   Return of Capital ........................................              --                   (40)
                                                                     --------              --------
      Total Dividends and Distributions .....................            (513)               (1,846)
                                                                     --------              --------
Capital Share Transactions:
   Issued ...................................................           5,532                 6,988
   In Lieu of Dividends and Distributions ...................             513                 1,845
   Redeemed .................................................         (12,814)              (26,941)
                                                                     --------              --------
      Net Decrease in Net Assets Derived from
         Capital Share Transactions .........................          (6,769)              (18,108)
                                                                     --------              --------
      Total Increase (Decrease) in Net Assets ...............          16,587               (11,380)
                                                                     --------              --------
Net Assets:
   Beginning of Period ......................................         179,761               191,141
                                                                     --------              --------
   End of Period ............................................        $196,348              $179,761
                                                                     ========              ========
Undistributed Net Investment Income .........................        $    488              $     --
                                                                     ========              ========
Shares Issues and Redeemed:
   Issued ...................................................             299                   462
   In Lieu of Cash Distributions ............................              28                   127
   Redeemed .................................................            (699)               (1,904)
                                                                     --------              --------
      Net Decrease in Shares Outstanding from
         Capital Share Transactions .........................            (372)               (1,315)
                                                                     ========              ========

Amounts designated as "--" are $0 or are rounded to $0.

    The accompanying notes are an integral part of the financial statements.

FINANCIAL HIGHLIGHTS                                             FMC SELECT FUND

For a Share Outstanding Throughout Each Period

For the Six Month Period Ended April 30, 2010 (Unaudited) and for the Years Ended October 31,

                                  Realized
            Net                     and
           Asset                 Unrealized               Dividends  Distributions
           Value,       Net         Gain        Total     from Net        from
         Beginning  Investment   (Loss) on      from     Investment     Realized
         of Period   Income(2)  Investments  Operations    Income        Gains
         ---------  ----------  -----------  ----------  ----------  -------------
2010(1)   $16.94      $0.10       $ 2.18       $ 2.28    $(0.05)        $   --
2009       16.03       0.16         0.92         1.08     (0.16)(4)      (0.01)
2008       24.09       0.08        (7.63)       (7.55)    (0.09)         (0.42)
2007       22.22       0.17         2.32         2.49     (0.18)         (0.44)
2006       20.78       0.23         2.07         2.30     (0.23)         (0.63)
2005       20.36       0.21         1.08         1.29     (0.21)         (0.66)

                                                                         Ratio
                           Net                   Net                    of Net
             Total        Asset                Assets,      Ratio     Investment
           Dividends      Value,                 End     of Expenses    Income    Portfolio
              and          End       Total    of Period   to Average  to Average   Turnover
         Distributions  of Period  Return(3)    (000)     Net Assets  Net Assets     Rate
         -------------  ---------  ---------  ---------  -----------  ----------  ---------
2010(1)     $(0.05)       $19.17     13.47%    $196,348     1.02%        1.06%       17%
2009         (0.17)        16.94      6.92      179,761     1.04         1.05        19
2008         (0.51)        16.03    (31.94)     191,141     0.99         0.39        17
2007         (0.62)        24.09     11.39      315,534     0.98         0.71        19
2006         (0.86)        22.22     11.33      298,904     1.00         1.07        13
2005         (0.87)        20.78      6.30      279,779     1.02         0.97        18

(1)  All ratios for the period have been annualized.

(2)  Per share data was calculated using average shares for the period.

(3) Total returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or upon the redemption of Fund shares.

(4)  Includes return of capital of less than $0.01

Amounts designated as "--" are $0.

    The accompanying notes are an integral part of the financial statements.

NOTES TO FINANCIAL STATEMENTS                                    FMC SELECT FUND

April 30, 2010                                                       (Unaudited)

1. ORGANIZATION:

THE ADVISORS' INNER CIRCLE FUND (the "Trust") is organized as a Massachusetts business trust under an Amended and Restated Agreement and Declaration of Trust dated February 18, 1997. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company with 32 funds. The financial statements herein are those of the FMC Select Fund (the "Fund" and together with the FMC Strategic Value Fund, the "Funds"). The Fund seeks a total return principally through capital appreciation and, to a limited degree, through current income by investing principally in equity securities of U.S. companies with medium and large market capitalizations and secondarily in investment grade fixed income securities. The financial statements of the remaining funds of the Trust are not presented herein, but are presented separately. The assets of each fund are segregated, and a shareholder's interest is limited to the fund in which shares are held.

2. SIGNIFICANT ACCOUNTING POLICIES:

The following is a summary of the significant accounting policies followed by the Fund:

     USE OF ESTIMATES -- The preparation of financial statements in conformity with U.S. generally accepted accounting principles ("GAAP") requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

     SECURITY VALUATION -- Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded, or, if there is no such reported sale, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. If available, debt securities are valued based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates. Prices for most securities held in the Fund are provided daily by recognized independent pricing agents. If a security price cannot be obtained from an independent, third-party pricing agent, the Fund seeks to obtain a bid price from at least one independent broker.

     Securities for which market prices are not "readily available" are valued in accordance with Fair Value Procedures established by the Fund's Board of Trustees (the "Board"). The Fund's Fair Value Procedures are implemented through a Fair Value Committee (the "Committee") designated by the Board. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security's trading has been halted or suspended; the security has been de-listed from a national exchange; the security's primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security's primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government-imposed restrictions. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee. As of April 30, 2010, there were no securities valued in accordance with the Fair Value Procedures.

NOTES TO FINANCIAL STATEMENTS                                    FMC SELECT FUND

April 30, 2010                                                       (Unaudited)

     For securities that principally trade on a foreign market or exchange, a significant gap in time can exist between the time of a particular security's last trade and the time at which the Fund calculates its net asset value. The closing prices of such securities may no longer reflect their market value at the time the Fund calculates net asset value if an event that materially affected the value of those securities (a "Significant Event") has occurred between the time of the security's last close and the time that the Fund calculates net asset value. A Significant Event may relate to a single issuer or to an entire market sector. If First Manhattan Co. (the "Adviser") becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which the Fund calculates net asset value, it may request that a Committee meeting be called. In addition, SEI Investments Global Funds Services (the "Administrator"), a wholly owned subsidiary of SEI Investments Company, monitors price movements among certain selected indices, securities and/or baskets of securities that may be an indicator that the closing prices received earlier from foreign exchanges or markets may not reflect market value at the time the Fund calculates net asset value. If price movements in a monitored index or security exceed levels established by the Administrator and the Fund holds the relevant securities, then the Administrator will notify the Adviser that such limits have been exceeded. In such event, the Adviser makes the determination whether a Committee meeting should be called based on the information provided.

     In accordance with the authoritative guidance on fair value measurements and disclosure under GAAP, the Fund discloses fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received if an asset were sold or paid if a liability were transferred in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below.

          - Level 1 -- Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

          - Level 2 -- Quoted prices which are not active, or inputs that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

          - Level 3 -- Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

     Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.

     The table below sets forth information about the level within the fair value hierarchy at which the Fund's investments are measured at April 30, 2010:

                                              LEVEL 1   LEVEL 2   LEVEL 3     TOTAL
                                             --------   -------   -------   --------
Investments in securities
Common Stock                                 $177,404    $   --     $--     $177,404
Corporate Obligations                              --     4,012      --        4,012
Residential Mortgage Obligations                   --     1,587      --        1,587
Commercial Mortgage Obligation                     --       788      --          788
U.S. Government Mortgage-Backed Obligation         --        70      --           70
Cash Equivalent                                 3,254        --      --        3,254
                                             --------    ------     ---     --------
Total                                        $180,658    $6,457     $--     $187,115
                                             ========    ======     ===     ========

For the six months ended April 30, 2010, there have been no significant changes to the Fund's fair valuation methodologies.

NOTES TO FINANCIAL STATEMENTS                                    FMC SELECT FUND

April 30, 2010                                                       (Unaudited)

     FEDERAL INCOME TAXES -- It is the Fund's intention to continue to qualify as a regulated investment company for Federal income tax purposes by complying with the appropriate provisions of Subchapter M of the Internal Revenue Code of 1986, as amended, and to distribute substantially all of its income to its shareholders. Accordingly, no provision for Federal income taxes has been made in the financial statements.

     The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether it is "more-likely-than-not" (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current period. The Fund did not record any tax provision in the current period. However, management's conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., the last three tax year ends, as applicable), on-going analysis of and changes to tax laws, regulations and interpretations thereof.

     FOREIGN CURRENCY TRANSLATION -- The books and records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars on the date of valuation. The Fund does not isolate that portion of realized or unrealized gains and losses resulting from changes in the foreign exchange rate from fluctuations arising from changes in the market prices of the securities.

     SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are accounted for on the date the security is purchased or sold (trade date). Costs used in determining realized gains and losses on the sales of investment securities are those of the specific securities sold. Discounts or premiums are amortized to interest income using the effective interest method. Interest income is recognized on the accrual basis. Realized gains (losses) on paydowns of mortgage- and asset-backed securities are recorded in interest income. Dividend income is recorded on the ex-date

     EXPENSES -- Expenses that are directly related to the Fund are charged to the Fund. Other operating expenses of the Trust are allocated to the Fund on a pro rata basis based on the number of funds and/or relative net assets.

     DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- Dividends from net investment income, if any, are declared and paid to shareholders quarterly. Any net realized capital gains are distributed to shareholders at least annually.

3. TRANSACTIONS WITH AFFILIATES:

Certain officers of the Trust are also officers of the Administrator and/or SEI Investments Distribution Co. (the "Distributor"). Such officers are paid no fees by the Trust for serving as officers of the Trust.

A portion of the services provided by the Chief Compliance Officer ("CCO") and his staff, each of whom is an employee of the Administrator, is paid for by the Trust as incurred. The services include regulatory oversight of the Trust's advisers and service providers as required by Securities and Exchange Commission ("SEC") regulations. The CCO's services have been approved by and are reviewed by the Board. For the six months ended April 30, 2010, the Fund was allocated CCO fees totaling $3,076.

The Fund effects brokerage or other agency transactions through the Adviser, a registered broker-dealer, and pays a brokerage commission in accordance with the Investment Company Act of 1940, the Securities and Exchange Act of 1934 and rules promulgated by the SEC. For the six months ended April 30, 2010, the Adviser received $18,701 in brokerage commissions.

4. ADMINISTRATION, DISTRIBUTION, TRANSFER AGENT AND CUSTODIAN AGREEMENTS:

The Funds and the Administrator are parties to an Administration Agreement under which the Administrator provides management and administrative services to the Funds for an annual fee equal to the higher of $75,000 or 0.12% of the Funds' average daily net assets

NOTES TO FINANCIAL STATEMENTS                                    FMC SELECT FUND

April 30, 2010                                                       (Unaudited)

of the first $350 million, 0.10% of the Funds' average daily net assets of the next $150 million, 0.08% of the Funds' average daily net assets of the next $500 million, and 0.06% of the Funds' average daily net assets in excess of $1 billion.

The Trust and Distributor are parties to a Distribution Agreement. The Distributor receives no fees for its distribution services under this agreement.

DST Systems, Inc. serves as the transfer agent and dividend disbursing agent for the Fund under a transfer agency agreement with the Trust.

U.S. Bank, N.A. acts as custodian (the "Custodian") for the Fund. The Custodian plays no role in determining the investment policies of the Fund or which securities are to be purchased and/or sold by the Fund.

5. INVESTMENT ADVISORY AGREEMENT:

The Trust and the Adviser are parties to an Investment Advisory Agreement under which the Adviser receives an annual fee equal to 0.80% of the Fund's average daily net assets. The Adviser has, on a voluntary basis, agreed to waive its fee in order to limit the Fund's total operating expenses to a maximum of 1.10% of the Fund's average daily net assets. The Adviser reserves the right to terminate this arrangement at any time at its sole discretion.

6. INVESTMENT TRANSACTIONS:

The cost of security purchases and the proceeds from security sales and maturities, other than short-term investments, for the six months ended April 30, 2010, were as follows (000):

Purchases
  U.S. Government .....   $    --
  Other ...............    31,340
Sales and Maturities
  U.S. Government .....        25
  Other ...............    43,598

7. FEDERAL TAX INFORMATION:

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from U.S. generally accepted accounting principles. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent. To the extent these differences are permanent in nature, they are charged or credited to undistributed net investment income (loss), accumulated net realized gain (loss) or to paid-in-capital as appropriate, in the period that the differences arise.

The tax character of dividends and distributions declared during the years ended October 31, 2009 and October 31, 2008 was as follows (000):

       ORDINARY     LONG-TERM    RETURN OF
        INCOME    CAPITAL GAIN    CAPITAL     TOTAL
       --------   ------------   ---------   ------
2009    $1,740       $   66         $40      $1,846
2008     1,066        5,575          --       6,641

As of October 31, 2009, the components of distributable earnings on a tax basis were as follows (000):

Capital Loss Carryforwards ....   $(18,479)
Unrealized Appreciation .......     26,422
                                  --------
Total Distributable Earnings ..   $  7,943
                                  ========

For Federal income tax purposes, capital loss carryforwards represent net realized losses of the Fund that may be carried forward for a maximum period of eight years and applied against future net capital gains. As of October 31, 2009, the Fund had $18,479 (000) of capital loss carryforwards expiring in 2017.

For Federal income tax purposes, the cost of securities owned at April 30, 2010, and the net realized gains or losses on securities sold for the period, were different from amounts reported for financial reporting purposes, primarily due to wash sales which cannot be used for Federal income tax purposes in the current period and have been deferred for use in future periods. The Federal tax cost and aggregate gross unrealized appreciation and depreciation on investments held by the Fund at April 30, 2010, were as follows (000):

               AGGREGATE          AGGREGATE           NET
FEDERAL    GROSS UNREALIZED   GROSS UNREALIZED    UNREALIZED
TAX COST     APPRECIATION       DEPRECIATION     APPRECIATION
--------   ----------------   ----------------   ------------
$140,138        $54,685           $(7,708)          $46,977

NOTES TO FINANCIAL STATEMENTS                                    FMC SELECT FUND

April 30, 2010                                                       (Unaudited)

8. OTHER:

At April 30, 2010, one shareholder of record held 99% of the Fund's total outstanding shares. The shareholder of record was an omnibus account for the exclusive benefit of customers maintained by the Adviser, through Pershing LLC, in its capacity as a broker-dealer.

In the normal course of business, the Fund enters into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be established; however, based on experience, the risk of loss from such claims is considered remote.

9. ACCOUNTING PRONOUNCEMENT:

In January 2010, the Financial Accounting Standards Board issued Accounting Standards Update ("ASU") No. 2010-6, Fair Value Measurements and Disclosures (Topic 820): Improving Disclosures about Fair Value Measurements. ASU No. 2010-6 enhances and clarifies existing fair value measurement disclosure requirements and is effective for interim and annual periods beginning after December 15, 2009. The Fund is currently evaluating the impact, if any, of applying the provisions of ASU No. 2010-6.

10. SUBSEQUENT EVENTS:

There were no matters requiring additional disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued.

DISCLOSURE OF FUND EXPENSES                                      FMC SELECT FUND

                                                                     (Unaudited)

All mutual funds have operating expenses. As a shareholder of a mutual fund, your investment is affected by these ongoing costs, which include (among others) costs for portfolio management, administrative services, and shareholder reports like this one. It is important that you understand how these costs affect your investment returns.

Operating expenses such as these are deducted from a mutual fund's gross income and directly reduce its final investment return. These expenses are expressed as a percentage of a mutual fund's average net assets; this percentage is known as a mutual fund's expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table below illustrates your Fund's costs in two ways:

- ACTUAL FUND RETURN. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The "Expenses Paid During Period" column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the "Ending Account Value" number is derived from deducting that expense cost from the Fund's gross investment return.

     You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under "Expenses Paid During Period."

- HYPOTHETICAL 5% RETURN. This section helps you compare your Fund's costs with those of other mutual funds. It assumes that the Fund had an annual 5% return before expenses during the period, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund's comparative cost by comparing the hypothetical result for your Fund in the "Expenses Paid During Period" column with those that appear in the same charts in the shareholder reports for other mutual funds.

Note: Because the hypothetical return is set at 5% for comparison purposes -- NOT your Fund's actual return -- the account values shown may not apply to your specific investment.

                         BEGINNING     ENDING                 EXPENSES
                          ACCOUNT     ACCOUNT    ANNUALIZED     PAID
                           VALUE       VALUE       EXPENSE     DURING
                          11/01/09    04/30/10     RATIOS      PERIOD*
                         ---------   ---------   ----------   --------
ACTUAL FUND RETURN       $1,000.00   $1,134.70      1.02%       $5.40
HYPOTHETICAL 5% RETURN    1,000.00    1,019.74      1.02         5.11

* Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

BOARD CONSIDERATIONS IN RE-APPROVING                             FMC SELECT FUND
THE ADVISORY AGREEMENT                                               (Unaudited)

Pursuant to Section 15(c) of the Investment Company Act of 1940 (the "1940 Act"), the Board of Trustees (the "Board") of The Advisors' Inner Circle Fund (the "Trust") must annually review and re-approve the existing Advisory Agreement after its initial two-year term: (i) by the vote of the Trustees or by a vote of the shareholders of each Fund; and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory Agreement or "interested persons" of any party thereto, as defined in the 1940 Act (the "Independent Trustees"), cast in person at a meeting called for the purpose of voting on such approval. Each year, the Board calls and holds a meeting to decide whether to renew the Advisory Agreement for an additional one-year term. In preparation for the meeting, the Board requests and reviews a wide variety of information from the Adviser. The Trustees use this information, as well as other information that the Adviser and other service providers of the Funds may submit to the Board, to help them decide whether to renew the Advisory Agreement for an additional year.

Prior to this year's meeting held on November 10-11, 2009, the Board, including the Independent Trustees advised by their independent legal counsel, reviewed written materials from the Adviser regarding, among other things: (i) the nature, extent and quality of the services to be provided by the Adviser; (ii) the investment performance of the Funds and the Adviser; (iii) the costs of the services to be provided and profits to be realized by the Adviser and its affiliates from the relationship with the Funds; (iv) the extent to which economies of scale would be realized as the Funds grow; and (v) whether fee levels reflect these economies of scale for the benefit of Fund investors, as discussed in further detail below.

At the meeting, representatives from the Adviser, along with other Fund service providers, presented additional oral and written information to help the Board evaluate the Adviser's fee and other aspects of the Advisory Agreement. Among other things, the representatives provided an overview of the Adviser and reviewed its key personnel and assets under management. The representatives also discussed the Adviser's compliance program and reviewed the Adviser's best execution and commission levels, noting that the Adviser had engaged an independent evaluation group since 2004 to provide ongoing analyses of execution quality. In addition, the representatives noted that commission rates for NYSE-listed equities had been reduced in March 2009. The Trustees then discussed the written materials that the Board received before the meeting and the Adviser's oral presentation and any other information that the Board received at the meeting, and deliberated on the renewal of the Advisory Agreement in light of this information. In its deliberations, the Board considered the factors and reached the conclusions described below relating to the selection of the Adviser and the re-approval of the Advisory Agreement, and did not identify any single piece of information discussed below that was all-important, controlling or determinative of its decision.

NATURE, EXTENT, AND QUALITY OF SERVICES PROVIDED BY THE ADVISER

In considering the nature, extent and quality of the services provided by the Adviser, the Board reviewed the portfolio management services provided by the Adviser to the Funds, including the quality and continuity of the Adviser's portfolio management personnel. The most recent investment adviser registration form ("Form ADV") for the Adviser was provided to the Board, as was the response of the Adviser to a detailed series of questions which included, among other things, information about the background and experience of the portfolio managers primarily responsible for the day-to-day management of the Funds.

The Trustees also considered other services to be provided to the Funds by the Adviser, such as selecting broker-dealers for executing portfolio transactions, monitoring adherence to the Funds' investment restrictions, and monitoring compliance with various Fund policies and procedures and with applicable securities regulations. Based on the factors above, as well as those discussed below, the Board concluded that it was satisfied with the nature, extent and quality of the services provided to the Funds by the Adviser.

BOARD CONSIDERATIONS IN RE-APPROVING                             FMC SELECT FUND
THE INVESTMENT ADVISORY AGREEMENT                                    (Unaudited)

INVESTMENT PERFORMANCE OF THE FUNDS AND THE ADVISER

The Board was provided with information regarding each Fund's performance since the Advisory Agreement was last renewed, as well as information regarding each Fund's performance since its inception. The Board also compared the Funds' performance to their benchmark indices and other similar mutual funds over various periods of time. The Adviser provided information regarding and led a discussion of factors impacting the performance of the Funds over the past year. The Adviser's representatives noted that the Strategic Value Fund had outperformed its benchmark over various periods of time and that the Select Fund had strong long-term performance even though it had underperformed its benchmark for the past year. Based on this information, the Board concluded that each Fund's performance was within the range of its peer group and concluded that it was satisfied with the investment results that the Adviser had been able to achieve for the Funds.

COSTS OF ADVISORY SERVICES, PROFITABILITY AND ECONOMIES OF SCALE

In concluding that the advisory fees payable by each Fund were reasonable, the Trustees reviewed a report of the advisory fees paid by the Funds to the Adviser, as well as the costs of services provided by and the profits realized by the Adviser from its relationship with the Funds and concluded that such profits were not excessive. The Trustees also reviewed reports comparing the expense ratio and advisory fees paid by the Funds to those paid by other comparable mutual funds and noted that each Fund's total fees and expenses were within the range of fees and expenses paid by other funds with common asset levels. The Board concluded that the advisory fees were the result of arm's length negotiations. In addition, the Board considered whether economies of scale were realized during the current contract period, but did not conclude that such economies of scale had yet been achieved with respect to the Funds.

Based on the Board's deliberations and its evaluation of the information described above, the Board, including all of the Independent Trustees, unanimously: (a) concluded that terms of the Agreement are fair and reasonable;
(b) concluded that the Adviser's fees are reasonable in light of the services that the Adviser provides to the Funds; and (c) agreed to renew the Agreement for another year.

ITEM 2. CODE OF ETHICS.

Not applicable for semi-annual report.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual report.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual report.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to open-end management investment companies.

ITEM 6. SCHEDULE OF INVESTMENTS.

Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to open-end management investment companies.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable. Effective for closed-end management investment companies for fiscal years ending on or after December 31, 2005

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to open-end management investment companies.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The Trust, effective February 23, 2005, adopted procedures by which shareholders may recommend nominees to the registrant's Board of Trustees.

ITEM 11. CONTROLS AND PROCEDURES.

(a) The Registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))), as of a date within 90 days of the filing date of the report, are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There has been no change in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEMS 12. EXHIBITS.

(a)(1) Not applicable for semi-annual report.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an Exhibit.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                            The Advisors' Inner Circle Fund


By (Signature and Title)*               /s/ Phil Masterson
                                        ----------------------------------------
                                        Phil Masterson, President

Date: July 2, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*               /s/ Phil Masterson
                                        ----------------------------------------
                                        Phil Masterson, President

Date: July 2, 2010


By (Signature and Title)*               /s/ Michael Lawson
                                        ----------------------------------------
                                        Michael Lawson
                                        Treasurer, Controller & CFO

Date: July 2, 2010

* Print the name and title of each signing officer under his or her signature.